Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Leases

Note 9. Leases

Operating lease

We have a noncancelable operating lease entered into in November 2016 for our office facility that expired in July 2021and has renewal options to May 2023. The monthly “Base Rent” is $10,392 and the Base Rent is increased by 2.5% each year. During the year ended December 31, 2021, the Company exercised its option and extended the lease to May 31, 2023. As of September 30, 2022 and December 31, 2021, the remaining right of use asset and lease liability was $85,419 and $89,268, and $178,408 and $185,210 respectively.

In May 2021, we entered into a new lease agreement for our office and warehouse space that expires in May 2024. The Company shall have the option to terminate the lease after 12 months and 24 months from the commencement date. The monthly “Base Rent” is $11,855 and the Base Rent may be increased by 2.5% each year. During the year ended December 31, 2021, the Company, on assumption of the lease, recognized a right of use asset and lease liability of $399,372. As of September 30, 2022, the remaining right of use asset and lease liability was $229,400 and $240,126, respectively.

We recognized total lease expense of approximately $251,370 and $165,934 for the nine months ended September 30, 2022 and 2021, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of September 30, 2022 and December 31, 2021, the Company recorded security deposit of $10,000.

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at September 30, 2022 were as follows:

Total
Year Ended December 31,
2022	$70,367
2023	205,987
2024	63,835
Thereafter	-
340,189
Less: Imputed interest	(10,795)
Operating lease liabilities	329,394

Operating lease liability - current	229,652
Operating lease liability - non-current	$99,742

The following summarizes other supplemental information about the Company’s operating lease as of September 30, 2022:

Weighted average discount rate	4.83%
Weighted average remaining lease term (years)	1.40

Finance lease

The Company leases machinery and office equipment under non-cancellable finance lease arrangements. The term of those capital leases is at the range from 59 months to 83 months and annual interest rate is at the range from 4% to 5%.

During the nine months ended September 30, 2022, the Company fully paid off the finance lease.

Note 6. Leases

Operating lease

We have a noncancelable operating lease entered into in November 2016 for our office facility that expires in July 2021 and has renewal options to May 2023. The monthly “Base Rent” is $10,392 and the Base Rent is increased by 2.5% each year. During the year ended December 31, 2021, the company exercised its option and extended the lease to May 31, 2023. As of December 31, 2021, the remaining right of use asset and lease liability was $178,408 and $185,210, respectively.

In May 2021, we entered into a new lease agreement for our office and warehouse space that expires in May 2024. The Company shall have the option to terminate the lease after 12 months and 24 months from the commencement date. The monthly “Base Rent” is $11,855.42 and the Base Rent may be increased by 2.5% each year. During the year ended December 31, 2021, the Company, on assumption of the lease, recognized a right of use asset and lease liability of $399,372. As of December 31, 2021, the remaining right of use asset and lease liability was $326,403 and $338,932, respectively.

We recognized total lease expense of approximately $213,534 and $138,474 for the years ended December 31, 2021 and 2020, respectively, primarily related to operating lease costs paid to lessors from operating cash flows. As of December 31, 2021 and 2020, the Company recorded security deposit of $10,000.

Future minimum lease payments under operating leases that have initial noncancelable lease terms in excess of one year at December 31, 2021 were as follows:

Total
Year Ended December 31,
2022	$280,090
2023	205,987
2024	63,835
Thereafter	-
549,912
Less: Imputed interest	(25,770)
Operating lease liabilities	524,142

Operating lease liability - current	261,674
Operating lease liability - non-current	$262,468

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2021:

Weighted average discount rate	4.64%
Weighted average remaining lease term (years)	2.06

Finance lease

The Company leases machinery and office equipment under non-cancellable finance lease arrangements. The term of those capital leases is at the range from 59 months to 83 months and annual interest rate is at the range from 4% to 6%.

At December 31, 2021, future minimum lease payments under the finance lease obligations, are as follows:

Total
2022	$56,638
2023	50,682
2024	15,732
2025	15,732
2026	22,286
Thereafter	-
161,070
Less: Imputed interest	(13,051)
Finance lease liabilities	148,019

Finance lease liability	50,927
Finance lease liability - non-current	$97,092

As of December 31, 2021 and 2020, finance lease assets are included in property and equipment as follows:

	December 31,	December 31,
	2021	2020
Machinery	$585,563	$888,783
Accumulated depreciation	(455,899)	(544,860)
Finance lease assets, net of accumulated depreciation	$129,664	$343,923

During the years ended December 31, 2021 and 2020, the Company recoded depreciation of finance lease assets of $147,435 and $166,676 and interest expense of finance lease of $8,393 and $13,770, respectively.